3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies
Impairment charges related to capitalized production costs					$ 7,822,549	$ 648,525
Depreciation expense	$ 77,977	$ 5,658	$ 73,341	$ 11,316	20,225	$ 24,826
Goodwill	$ 14,336,919		$ 14,336,919		$ 0
Potential dilutive warrants outstanding					5,890,000	1,050,000